Commitments and Contingencies (Details) - USD ($)				1 Months Ended	12 Months Ended
		Sep. 30, 2023	May 17, 2022	Jan. 31, 2024	Sep. 30, 2024
Commitments and Contingencies [Line Items]
Common stock up to a maximum amount			$ 75,000,000
Common stock shares issued (in Shares)		8,767
Fair value shares issued	[1]				$ 1,880,187
White Lion Stock Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued (in Shares)				202,702
Fair value shares issued				$ 750,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.